UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.
PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Common Stock (REITs) - 95.6%
Apartments - 13.9%
4,037	AvalonBay Communities, Inc.	$717,940
2,803	Camden Property Trust	234,723
5,110	Equity Residential	328,727
2,046	Essex Property Trust, Inc.	455,644
		1,737,034
Data Centers - 6.7%
5,915	CoreSite Realty Corp.	437,946
7,439	QTS Realty Trust, Inc., Class A REIT	393,151
		831,097
Diversified - 3.4%
4,151	Vornado Realty Trust	420,123
Diversified Financials - 1.3%
8,548	Colony Capital, Inc. REIT, Class A	155,830
Free Standing - 3.2%
7,749	Seritage Growth Properties REIT, Class A	392,720
Health Care - 9.8%
7,186	Healthcare Realty Trust, Inc. REIT	244,755
11,113	Sabra Health Care REIT, Inc.	279,825
4,052	Ventas, Inc.	286,193
5,514	Welltower, Inc. REIT	412,282
		1,223,055
Industrial - 9.2%
18,885	First Industrial Realty Trust, Inc.	532,935
14,106	Rexford Industrial Realty, Inc. REIT	322,886
11,736	STAG Industrial, Inc.	287,649
		1,143,470
Lodging/Resorts - 1.2%
7,742	Chatham Lodging Trust	149,033
Manufactured Homes - 2.3%
3,623	Sun Communities, Inc.	284,333
Office - 20.7%
7,121	Alexandria Real Estate Equities, Inc.	774,551
2,851	Boston Properties, Inc.	388,563
12,079	Hudson Pacific Properties, Inc.	397,037
7,695	Kilroy Realty Corp.	533,648
4,512	SL Green Realty Corp.	487,747
		2,581,546
Regional Malls - 9.1%
5,502	Simon Property Group, Inc.	1,138,969
Shares	Security Description	Value
Self Storage - 8.5%
9,730	Extra Space Storage, Inc.	$772,659
13,860	National Storage Affiliates Trust REIT	290,229
		1,062,888
Shopping Centers - 6.3%
13,714	Acadia Realty Trust	496,995
3,787	Regency Centers Corp.	293,455
		790,450
Total Common Stock (REITs) (Cost $8,318,505)	11,910,548
Total Investments - 95.6% (Cost $8,318,505)*	$11,910,548
Other Assets & Liabilities, Net – 4.4%	545,407
Net Assets – 100.0%	$12,455,955

REIT	Real Estate Investment Trust

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,749,401
Gross Unrealized Depreciation	(157,358)
Net Unrealized Appreciation	$3,592,043

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,910,548
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$11,910,548

The Level 1 value displayed in this table is Common Stock (REITs). Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 31, 2016

By	/s/ Jessica Chase
Karen Shaw, Principal Financial Officer

Date	October 31, 2016